Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Grants Under Share Based Payment (Details)	12 Months Ended
	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares
RSUs [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	356,605	288,189
Awards granted in the reporting period	153,710	341,163
Awards forfeited in the reporting period	(47,508)	(43,522)
Awards vested in the reporting period	(107,248)	(229,225)
Awards expired in the reporting period
Awards outstanding December 31	355,559	356,605
WAFV [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	€ 8.67	€ 7.35
Awards granted in the reporting period	13.01	10.62
Awards forfeited in the reporting period	8.45	9.74
Awards vested in the reporting period	9.09	8.19
Awards expired in the reporting period
Awards outstanding December 31	€ 10.55	€ 8.67
NQSO [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	1,912,024	1,877,700
Awards exercisable December 31	818,084	463,963
Awards granted in the reporting period	342,951	424,298
Awards forfeited in the reporting period	(201,139)	(251,279)
Awards exercised in the reporting period (in Shares) | shares	(107,258)	(138,695)
Awards expired in the reporting period	(3,827)
Awards outstanding December 31	1,942,751	1,912,024
WAEP [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	€ 7.68	€ 6.82
Awards exercisable December 31	7.64	7.51
Awards granted in the reporting period	13.48	10.44
Awards forfeited in the reporting period	7.68	5.81
Awards exercised in the reporting period	7.13	6.16
Awards expired in the reporting period	10.44
Awards outstanding December 31	€ 8.72	€ 7.68